FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade Receivables Aging (Details) - Trade receivables - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Trade receivable	$ 1,067.7	$ 865.3
0-60 days
Disclosure of provision matrix [line items]
Trade receivable	794.7	675.7
61-90 days
Disclosure of provision matrix [line items]
Trade receivable	107.8	79.1
91+ days
Disclosure of provision matrix [line items]
Trade receivable	$ 165.2	$ 110.5